Average Annual Total Returns - Voya Russell Large Cap Growth Index Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Top 200® Growth Index 1 Yr		Class ADV Russell Top 200® Growth Index 5 Yrs		Class ADV Russell Top 200® Growth Index 10 Yrs	Class ADV Russell Top 200® Growth Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Top 200® Growth Index 1 Yr		Class I Russell Top 200® Growth Index 5 Yrs		Class I Russell Top 200® Growth Index 10 Yrs		Class I Russell Top 200® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Top 200® Growth Index 1 Yr		Class S Russell Top 200® Growth Index 5 Yrs		Class S Russell Top 200® Growth Index 10 Yrs		Class S Russell Top 200® Growth Index Since Inception
Total	37.80%	20.54%		18.85%	Jul. 13, 2015	39.34%	[1]	21.70%	[1]	[1]	19.99%	[1]	38.47%	21.11%	17.45%		May 01, 2009	39.34%	[1]	21.70%	[1]	18.01%	[1]	[1]	38.13%	20.81%	17.15%		May 01, 2009	39.34%	[1]	21.70%	[1]	18.01%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.